Annuity Investors (Registered)Variable Account A

                                       of

                             Annuity Investors Logo


                                       for


                                [commodore logo]





                                                                   1




                           The Commodore The Commodore
                   Nauticus (registered) Americus (Registered)

                                December 31, 1999

                        Annual Report to Contract Owners

                                Table of Contents

                                                                     Page

Letter from the President..........................................   2

                                                                     Tab

Annuity Investors Variable Account A-Financial Statements.........   I

Portfolio Annual Reports

Bankers Trust Company..............................................  II
         EAFE(R) Equity Index Fund
         Equity 500 Index Fund
         Small Cap Index Fund

Janus Aspen Series................................................. III
         Aggressive Growth Portfolio
         Worldwide Growth Portfolio
         Capital Appreciation Portfolio
         Balanced Portfolio

Dreyfus Portfolios.................................................  IV
         Dreyfus Variable Investment Fund
                  Small Cap Portfolio
                  Capital Appreciation Portfolio
                  Growth and Income Portfolio
         The Dreyfus Socially Responsible Growth Fund, Inc.
         Dreyfus Stock Index Fund


Merrill Lynch Variable Series Funds, Inc...........................   V
         Basic Value Focus Fund
         Domestic Money Market Fund
         Global Strategy Focus Fund
         High Current Income Fund

PBHG Insurance Series Fund, Inc....................................  VI
         PBHG Technology & Communications Portfolio
         PBHG Growth II Portfolio

Strong Opportunity Fund II, Inc.................................... VII

Morgan Stanley Dean Witter Universal Funds, Inc....................VIII
         U.S. Real Estate Portfolio
         Fixed Income Portfolio

Dear Commodore Contract Owner:

     I am pleased to present you with the December 31, 1999 Financial Statements of Annuity Investors(R) Variable Account A, and the 1999 Annual Reports for each of the Portfolios offered through the sub-accounts of Annuity Investors Variable Account A. The Portfolios are managed by leading investment advisors such as Janus Capital Corporation, The Dreyfus Corporation, Bankers Trust Company, Merrill Lynch Asset Management, L.P., Morgan Stanley Dean Witter Investment Management Inc., Pilgrim Baxter & Associates, Ltd. and Strong Capital Management, Inc. The broad range of investment options offered under your Contract allows you the flexibility to implement your own personal investment strategy and to change your mix of investments as your objectives change over time.

     In 1999, the stock market, as measured by the Standard & Poor's Composite Stock 500 Index, showed a 21.04% increase and the NYSE Composite Index increased by 9.15%. The bond market, as measured by Lehman Brothers Aggregate Bond Index, decreased by 0.83% over the same period. The performance of the sub-accounts offered under your Contract compared favorably to the performance of these indices, as shown by the average annual total return for the period January 1, 1999 to December 31, 1999, below.*

Janus A.S.-Aggressive Growth Portfolio                              122.63%
Janus A.S.-Worldwide Growth Portfolio                                62.42%
Janus A.S.-Capital Appreciation Portfolio                            64.94%
Janus A.S.-Balanced Portfolio                                        25.19%
Dreyfus V.I.F.-Small Cap Portfolio                                   21.63%
Dreyfus V.I.F.-Capital Appreciation Portfolio                        10.08%
Dreyfus V.I.F.-Growth and Income Portfolio                           15.44%
The Dreyfus Socially Responsible Growth Fund, Inc.                   28.47%
Dreyfus Stock Index Fund                                             19.12%
BT Insurance Funds Trust-Small Cap Index Fund                        18.68%
BT Insurance Funds Trust-EAFE(R)Equity Index Fund                    26.03%
BT Insurance Funds Trust-Equity 500 Index Fund                       18.90%
Strong Opportunity Fund II, Inc.                                     33.24%
Merrill Lynch V.S.F.-Basic Value Focus Fund                          19.62%
Merrill Lynch V.S.F.-Global Strategy Focus Fund                      19.87%
Merrill Lynch V.S.F.-High Current Income Fund                         4.64%
Merrill Lynch V.S.F.-Domestic Money Market Fund                       2.66%
Morgan Stanley Dean Witter Universal Funds, Inc.
     -U.S. Real Estate Portfolio                                     -2.69%
Morgan Stanley Dean Witter Universal Funds, Inc.
     -Fixed Income Portfolio                                         -2.84%
PBHG Insurance Series Fund, Inc.
     -PBHG Technology & Communications  Portfolio                   230.26%
PBHG Insurance Series Fund, Inc.
     -PBHG Growth II Portfolio                                       95.75%
     *Performance figures are net of all sub-account charges, but do not reflect contingent deferred sales charges and contract maintenance fees.

     I, and my colleagues at Annuity Investors Life Insurance Company(R),look forward to serving you in the future.

Sincerely,

/s/--------------------
Charles R. Scheper
President

                                ANNUITY INVESTORS

                               VARIABLE ACCOUNT A

                              Financial Statements

                          Year ended December 31, 1999
                       With Report of Independent Auditors

                      ANNUITY INVESTORS VARIABLE ACCOUNT A

                              Financial Statements

                          Year ended December 31, 1999




                                    Contents


 Report of Independent Auditors..........................................1


                          Audited Financial Statements

 Statement of Assets and Liabilities - Current Year......................3
 Statements of Operations - Current Year.................................5
 Statements of Changes in Net Assets - Current Year......................6
 Statements of Changes in Net Assets - Prior Year........................9
 Notes to Financial Statements..........................................10

1

                         Report of Independent Auditors


Contract holders of Annuity Investors Variable Account A
  and
Board of Directors of Annuity Investors Life Insurance Company

We have audited the accompanying statement of assets and liabilities of Annuity Investors Variable Account A (comprising, respectively, the BT Insurance Funds Trust EAFE Equity Index Fund, BT Insurance Funds Trust Equity 500 Index Fund, BT Insurance Funds Trust Small Cap Index Fund, Dreyfus Variable Investment Fund Capital Appreciation Portfolio, Dreyfus Variable Investment Fund Growth and Income Portfolio, Dreyfus Variable Investment Fund Small Cap Portfolio, Dreyfus Funds Socially Responsible Growth Fund, Inc., Dreyfus Funds Stock Index Fund, Janus Aspen Series Aggressive Growth Portfolio, Janus Aspen Series Worldwide
Growth Portfolio, Janus Aspen Series Balanced Portfolio, Janus Aspen Series Short -Term Bond Portfolio, Janus Aspen Series Capital Appreciation Portfolio, Merrill Lynch Variable Series Funds, Inc. Basic Value Focus Fund, Merrill Lynch Variable Series Funds, Inc. Global Strategy Focus Fund, Merrill Lynch Variable Series Funds, Inc. Domestic Money Market Fund, Morgan Stanley Dean Witter Universal Funds, Inc. Fixed Income Portfolio, Morgan Stanley Dean Witter Universal Funds, Inc. U.S. Real Estate Portfolio, PBHG Insurance Series Fund, Inc. Growth II Portfolio, PBHG Insurance Series Fund, Inc. Technology & Communications Portfolio and Strong Funds Opportunity Fund II Sub-Accounts) as of December 31, 1999, and the related statement of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material aspects, the financial position of each of the respective sub-accounts constituting the Annuity Investors Variable Account A at December 31, 1999, and the results of their operations and changes in their net assets for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                     /s/-----------------------
                                        Ernst & Young LLP

Cincinnati,  Ohio
February 7, 2000

                      ANNUITY INVESTORS VARIABLE ACCOUNT A

                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 1999


                                                                                                                            Market
                                                                                         Shares           Cost               Value
                                                                                     -----------    -----------        -----------
Assets:
      Investments in portfolio shares, at net asset value (Note 2):
          BT Insurance Funds Trust:
              EAFE Equity Index Fund.....................................              3,831.201    $    47,703       $     52,104
              Equity 500 Index Fund......................................              7,799.456        108,776            118,396
              Small Cap Index Fund.......................................              9,346.203         97,758            108,509
          Dreyfus Variable Investment Fund:
              Capital Appreciation Portfolio ............................            380,426.206    $12,362,104       $ 15,167,592
              Growth and Income Portfolio ...............................            134,378.940      3,009,090          3,423,975
              Small Cap Portfolio .......................................             88,004.589      4,899,980          5,838,224
          Dreyfus Funds:
              Socially Responsible Growth Fund, Inc. ....................            225,608.067      7,618,297          9,986,608
              Stock Index Fund ..........................................            617,321.555     18,529,513         23,736,014
          Janus Aspen Series:
              Aggressive Growth Portfolio ...............................            253,781.492      6,698,531         15,148,218
              Worldwide Growth Portfolio ................................            686,859.549     18,544,514         32,797,544
              Balanced Portfolio ........................................          1,113,645.880     23,416,688         31,092,993
              Capital Appreciation Portfolio.............................             38,843.871        997,880          1,288,451
          Merrill Lynch Variable Series Funds, Inc.:
              Basic Value Focus Fund ....................................            283,209.280      3,974,494          3,851,646
              Global Strategy Focus Fund ................................             32,564.811        443,652            460,142
              High Current Income Fund ..................................            173,537.963      1,852,132          1,664,230
              Domestic Money Market Fund ................................          1,440,114.293      1,440,114          1,440,114
          Morgan Stanley Universal Funds, Inc.:
              Fixed Income Portfolio ....................................            135,393.795      1,448,943          1,360,708
              U.S. Real Estate Portfolio ................................             90,995.492        932,959            828,969
          PBHG Insurance Series Fund, Inc.:
              Growth II Portfolio .......................................             40,153.452        507,530            925,536
              Technology & Communications Portfolio .....................            268,929.910      5,824,665         12,373,465
          Strong Funds:
              Opportunity Fund II .......................................            125,778.212      2,717,460          3,268,976
                                                                                                      -----------

                       Total cost...............................................................   $115,472,783

------------------------------------------------------------------------------------------------------------------------------------

                       Total assets............................................................................        164,932,414


Liabilities:
      Amounts due to Annuity Investors Life Insurance Company (Note 4).........................................                  0
------------------------------------------------------------------------------------------------------------------------------------

                       Net assets..............................................................................       $164,932,414
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT A

                                December 31, 1999


                                                                                                                          Market
                                                                                             Units       Unit Value       Value
                                                                                          -----------   ------------   -----------
Net assets attributable to variable annuity contract holders (Note 2):
  BT Insurance Funds Trust:
      EAFE Equity Index Fund - Basic contract                                             3,810.276    $ 11.970215   $      45,610
      EAFE Equity Index Fund - Enhanced contract                                            541.492      11.993794           6,494
      Equity 500 Index Fund - Basic contract                                             10,177.237      10.825867         110,178
      Equity 500 Index Fund - Enhanced contract                                             757.647      10.847192           8,218
      Small Cap Index Fund - Basic contract                                               8,647.306      11.617671         100,461
      Small Cap Index Fund - Enhanced contract                                              691.364      11.640544           8,048
  Dreyfus Variable Investment Fund:
      Capital Appreciation Portfolio - Basic contract .......................           636,602.361      22.077832      14,054,800
      Capital Appreciation Portfolio - Enhanced contract ....................            49,797.736      22.346248       1,112,792
      Growth and Income Portfolio - Basic contract ..........................           219,498.240      14.629800       3,211,215
      Growth and Income Portfolio - Enhanced contract .......................            14,428.292      14.746030         212,760
      Small Cap Portfolio - Basic contract ..................................           387,630.477      14.087437       5,460,719
      Small Cap Portfolio - Enhanced contract ...............................            26,586.049      14.199368         377,505
  Dreyfus Funds:
      Socially Responsible Growth Fund, Inc. - Basic contract ...............           343,851.835      24.833578       8,539,072
      Socially Responsible Growth Fund, Inc. - Enhanced contract ............            57,588.637      25.135789       1,447,536
      Stock Index Fund - Basic contract .....................................           924,662.564      23.951750      22,147,287
      Stock Index Fund - Enhanced contract ..................................            65,533.674      24.242906       1,588,727
  Janus Aspen Series:
      Aggressive Growth Portfolio - Basic contract ..........................           396,557.687      36.068642      14,303,298
      Aggressive Growth Portfolio - Enhanced contract .......................            23,143.865      36.507307         844,920
      Worldwide Growth Portfolio - Basic contract ...........................           910,884.507      32.558270      29,656,824
      Worldwide Growth Portfolio - Enhanced contract ........................            95,306.242      32.953985       3,140,720
      Balanced Portfolio - Basic contract ...................................         1,127,059.575      23.368428      26,337,610
      Balanced Portfolio - Enhanced contract ................................           201,049.216      23.652829       4,755,383
      Capital Appreciation Portfolio - Basic contract .......................            87,500.549      13.247549       1,159,168
      Capital Appreciation Portfolio - Enhanced contract.....................             9,739.872      13.273610         129,283
  Merrill Lynch Variable Series Funds, Inc.:
      Basic Value Focus Fund - Basic contract ...............................           194,136.375      18.631352       3,617,023
      Basic Value Focus Fund - Enhanced contract ............................            12,441.652      18.857875         234,623
      Global Strategy Focus Fund - Basic contract ...........................            26,916.938      16.095271         433,236
      Global Strategy Focus Fund - Enhanced contract ........................             1,651.544      16.291055          26,906
      High Current Income Fund - Basic contract .............................           132,170.589      12.209776       1,613,774
      High Current Income Fund - Enhanced contract ..........................             4,084.927      12.351694          50,456
      Domestic Money Market Fund - Basic contract ...........................         1,221,067.482       1.153121       1,408,038
      Domestic Money Market Fund - Enhanced contract ........................            27,497.780       1.166484          32,076
  Morgan Stanley Dean Witter Universal Funds, Inc.:
      Fixed Income Portfolio - Basic contract ...............................            99,847.422      11.121384       1,110,442
      Fixed Income Portfolio - Enhanced contract ............................            22,325.689      11.209782         250,266
      U.S. Real Estate Portfolio - Basic contract ...........................            75,971.027      10.529927         799,969
      U.S. Real Estate Portfolio - Enhanced contract ........................             2,732.297      10.613648          29,000
  PBHG Insurance Series Fund, Inc.:
      Growth II Portfolio - Basic contract ..................................            38,048.576      22.299325         848,456
      Growth II Portfolio - Enhanced contract ...............................             3,429.359      22.476404          77,080
      Technology & Communications Portfolio - Basic contract ................           251,774.582      44.519838      11,208,963
      Technology & Communications Portfolio - Enhanced contract .............            25,951.046      44.873014       1,164,502
  Strong Funds:
      Opportunity Fund II - Basic contract ..................................           166,404.289      18.396025       3,061,178
      Opportunity Fund II - Enhanced contract ...............................            11,206.830      18.542097         207,798
----------------------------------------------------------------------------------------------------------------------------------

               Net assets attributable to variable annuity contract holders.......................................     164,932,414
----------------------------------------------------------------------------------------------------------------------------------

               Net assets.........................................................................................   $ 164,932,414
==================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT A


                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 1999



                                                                                         BT Insurance Funds Trust
                                                                                --------------------------------------------------
                                                                                    EAFE             Equity               Small
                                                                                   Equity             500                  Cap
                                                                                   Index             Index                Index
                                                                                   Fund*             Fund*                Fund*
==================================================================================================================================
Investment income:
     Dividends from investments in portfolio shares ....................       $    2,211         $    1,130         $    4,074

Expenses:
     Mortality and expense risk fees (Note 4) ..........................              162                428                958
----------------------------------------------------------------------------------------------------------------------------------

          Net investment income (loss) .................................            2,049                702              3,116

Net realized gain (loss) and unrealized appreciation (depreciation)
     on investments:
     Net realized gain (loss) on sale of investments in portfolio shares               57                193              8,312
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................            4,401              9,620             10,751
----------------------------------------------------------------------------------------------------------------------------------

          Net gain (loss) on investments in portfolio shares ...........            4,458              9,813             19,063
----------------------------------------------------------------------------------------------------------------------------------

               Net increase (decrease) in net assets from operations ...       $    6,507       $     10,515         $   22,179
==================================================================================================================================


==================================================================================================================================

                                                                                         Dreyfus Variable Investment Fund
                                                                                --------------------------------------------------
                                                                                                       Growth
                                                                                   Capital              and                Small
                                                                                Appreciation           Income               Cap
                                                                                  Portfolio           Portfolio          Portfolio
===================================================================================================================================
Investment income:
     Dividends from investments in portfolio shares ....................       $   139,230         $   121,958        $     2,780

Expenses:
     Mortality and expense risk fees (Note 4) ..........................           157,051              34,926             56,668
-----------------------------------------------------------------------------------------------------------------------------------

          Net investment income (loss) .................................           (17,821)             87,032            (53,888)

Net realized gain (loss) and unrealized appreciation (depreciation)
     on investments:
     Net realized gain (loss) on sale of investments in portfolio shares           297,829              26,751            (19,938)
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................           937,839             315,499           1,063,698
-----------------------------------------------------------------------------------------------------------------------------------

          Net gain (loss) on investments in portfolio shares ...........         1,235,668             342,250           1,043,760
-----------------------------------------------------------------------------------------------------------------------------------

               Net increase (decrease) in net assets from operations ...       $ 1,217,847         $   429,282        $    989,872
===================================================================================================================================



==================================================================================================================================

                                                                                          Dreyfus Funds
                                                                                --------------------------------
                                                                                  Socially
                                                                                 Responsible           Stock
                                                                                   Growth              Index
                                                                                  Fund, Inc.           Fund
================================================================================================================
Investment income:
     Dividends from investments in portfolio shares ....................        $   334,708         $   401,494

Expenses:
     Mortality and expense risk fees (Note 4) ..........................             90,012             242,666
----------------------------------------------------------------------------------------------------------------

          Net investment income (loss) .................................            244,696             158,828

Net realized gain (loss) and unrealized appreciation (depreciation)
     on investments:
     Net realized gain (loss) on sale of investments in portfolio shares            150,790             429,799
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................          1,566,874           2,861,998
----------------------------------------------------------------------------------------------------------------

          Net gain (loss) on investments in portfolio shares ...........          1,717,664           3,291,797
----------------------------------------------------------------------------------------------------------------

               Net increase (decrease) in net assets from operations ...        $ 1,962,360         $ 3,450,625
================================================================================================================


====================================================================================================================================

                                                                                               Janus Aspen Series
                                                                          ----------------------------------------------------------

                                                                           Aggressive     Worldwide                       Capital
                                                                            Growth         Growth        Balanced       Appreciation
                                                                           Portfolio      Portfolio      Portfolio       Portfolio*
====================================================================================================================================
Investment income:
     Dividends from investments in portfolio shares ....................   $   286,294    $    37,635    $   573,864    $    2,458
Expenses:
     Mortality and expense risk fees (Note 4) ..........................       114,366        281,263        287,442         4,255
------------------------------------------------------------------------------------------------------------------------------------

          Net investment income (loss) .................................       171,928       (243,628)       286,422        (1,797)
Net realized gain (loss) and unrealized appreciation (depreciation)
     on investments:
     Net realized gain (loss) on sale of investments in portfolio shares       386,728        424,671        407,891        11,911
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................     7,080,176     11,844,797      4,702,529       290,572
------------------------------------------------------------------------------------------------------------------------------------

          Net gain (loss) on investments in portfolio shares ...........     7,466,904     12,269,468      5,110,420       302,483
------------------------------------------------------------------------------------------------------------------------------------

               Net increase (decrease) in net assets from operations ...   $ 7,638,832    $12,025,840    $ 5,396,842    $   300,686
====================================================================================================================================


====================================================================================================================================

                                                                                     Merrill Lynch Variable Series Funds, Inc.
                                                                           ---------------------------------------------------------
                                                                              Basic           Global          High         Domestic
                                                                              Value          Strategy        Current        Money
                                                                              Focus           Focus           Income        Market
                                                                              Fund            Fund            Fund          Fund
====================================================================================================================================
Investment income:
     Dividends from investments in portfolio shares ....................   $   732,724    $    58,449    $   172,513    $    60,062

Expenses:
     Mortality and expense risk fees (Note 4) ..........................        42,425          4,560         19,440         20,925
------------------------------------------------------------------------------------------------------------------------------------

          Net investment income (loss) .................................       690,299         53,889        153,073         39,137

Net realized gain (loss) and unrealized appreciation (depreciation)
     on investments:
     Net realized gain (loss) on sale of investments in portfolio shares         6,726         (9,522)       (55,124)             0
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................      (134,332)        27,687        (27,280)             0
------------------------------------------------------------------------------------------------------------------------------------

          Net gain (loss) on investments in portfolio shares ...........      (127,606)        18,165        (82,404)             0
------------------------------------------------------------------------------------------------------------------------------------

               Net increase (decrease) in net assets from operations ...   $   562,693    $    72,054    $    70,669    $    39,137
====================================================================================================================================

====================================================================================================================================

                                                                                Morgan Stanley                 PBHG Insurance
                                                                             Universal Funds, Inc.            Series Fund, Inc.
                                                                           ---------------------------------------------------------
                                                                                             U.S.                       Technology
                                                                             Fixed           Real          Growth           and
                                                                             Income         Estate           II       Communications
                                                                            Portfolio      Portfolio      Portfolio      Portfolio
====================================================================================================================================
Investment income:
     Dividends from investments in portfolio shares ....................   $    65,188    $    45,055    $         0    $        0

Expenses:
     Mortality and expense risk fees (Note 4) ..........................        14,817          9,559          6,988         69,699
------------------------------------------------------------------------------------------------------------------------------------

          Net investment income (loss) .................................        50,371         35,496         (6,988)       (69,699)

Net realized gain (loss) and unrealized appreciation (depreciation)
     on investments:
     Net realized gain (loss) on sale of investments in portfolio shares       (13,990)       (16,942)        11,405      1,006,192
     Net change in unrealized appreciation (depreciation) of
         investments in portfolio shares ..............................        (72,679)       (46,204)       400,492      6,228,179
------------------------------------------------------------------------------------------------------------------------------------

          Net gain (loss) on investments in portfolio shares ...........       (86,669)       (63,146)       411,897      7,234,371
------------------------------------------------------------------------------------------------------------------------------------

               Net increase (decrease) in net assets from operations ...   $   (36,298)   $   (27,650)   $   404,909    $ 7,164,672
====================================================================================================================================

===================================================================================================================================

                                                                                        Strong
                                                                                        Funds
                                                                                     ------------
                                                                                     Opportunity
                                                                                         Fund
                                                                                          II                Total
===================================================================================================================
Investment income:
     Dividends from investments in portfolio shares ....................           $   236,476         $ 3,278,303

Expenses:
     Mortality and expense risk fees (Note 4) ..........................                31,673           1,490,283
-------------------------------------------------------------------------------------------------------------------

          Net investment income (loss) .................................               204,803           1,788,020

Net realized gain (loss) and unrealized appreciation (depreciation)
     on investments:
     Net realized gain (loss) on sale of investments in portfolio shares                15,688           3,069,427
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................               515,792          37,580,409
-------------------------------------------------------------------------------------------------------------------

          Net gain (loss) on investments in portfolio shares ...........               531,480          40,649,836
-------------------------------------------------------------------------------------------------------------------

               Net increase (decrease) in net assets from operations ...           $   736,283         $42,437,856
===================================================================================================================


*For the period May1, 1999 (commencement of operations) to december 31, 1999
   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT A


                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 1999


===================================================================================================================================
                                                                                          BT Insurance Funds Trust
                                                                                ---------------------------------------------------
                                                                                    EAFE             Equity          Small
                                                                                   Equity             500             Cap
                                                                                   Index             Index           Index
                                                                                   Fund*             Fund*           Fund*
===================================================================================================================================
Changes from operations:
     Net investment income (loss) ......................................       $      2,049       $     702        $    3,116
     Net realized gain (loss) on sale of investments in portfolio shares                 57             193             8,312
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................              4,401           9,620            10,751
-----------------------------------------------------------------------------------------------------------------------------------

          Net increase (decrease) in net assets from operations ........              6,507          10,515            22,179

Changes from principal transactions:
     Contract purchase payments ........................................             30,901          63,507            66,533
     Contract redemptions ..............................................             0               (1,257)           0
     Net transfers (to) from fixed account .............................             14,696          45,631            19,797
-----------------------------------------------------------------------------------------------------------------------------------

          Net increase in net assets from principal transactions .......             45,597         107,881            86,330
-----------------------------------------------------------------------------------------------------------------------------------

               Net increase in net assets ..............................             52,104         118,396           108,509
Net assets, beginning of period ........................................            0               0                 0
-----------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period ..............................................       $     52,104       $ 118,396        $  108,509
===================================================================================================================================

===================================================================================================================================
                                                                                         Dreyfus Variable Investment Fund
                                                                                ---------------------------------------------------
                                                                                                       Growth
                                                                                   Capital              and                Small
                                                                                Appreciation           Income               Cap
                                                                                  Portfolio           Portfolio          Portfolio
===================================================================================================================================
Changes from operations:
     Net investment income (loss) ......................................       $    (17,821)       $     87,032        $   (53,888)
     Net realized gain (loss) on sale of investments in portfolio shares            297,829              26,751            (19,938)
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................            937,839             315,499          1,063,698
-----------------------------------------------------------------------------------------------------------------------------------

          Net increase (decrease) in net assets from operations ........          1,217,847             429,282            989,872

Changes from principal transactions:
     Contract purchase payments ........................................          5,003,811           1,105,038          2,032,391
     Contract redemptions ..............................................           (584,137)           (175,035)          (251,049)
     Net transfers (to) from fixed account .............................            189,428             (30,194)           (61,025)
-----------------------------------------------------------------------------------------------------------------------------------

          Net increase in net assets from principal transactions .......          4,609,102             899,809          1,720,317
-----------------------------------------------------------------------------------------------------------------------------------

               Net increase in net assets ..............................          5,826,949           1,329,091          2,710,189
Net assets, beginning of period ........................................          9,340,643           2,094,884          3,128,035
-----------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period ..............................................       $ 15,167,592        $  3,423,975        $ 5,838,224
===================================================================================================================================

===================================================================================================================================

                                                                                          Dreyfus Funds
                                                                                --------------------------------
                                                                                  Socially
                                                                                 Responsible             Stock
                                                                                   Growth                Index
                                                                                  Fund, Inc.             Fund
================================================================================================================
Changes from operations:
     Net investment income (loss) ......................................        $    244,696        $    158,828
     Net realized gain (loss) on sale of investments in portfolio shares             150,790             429,799
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................           1,566,874           2,861,998
----------------------------------------------------------------------------------------------------------------

          Net increase (decrease) in net assets from operations ........           1,962,360           3,450,625

Changes from principal transactions:
     Contract purchase payments ........................................           3,231,702           7,139,341
     Contract redemptions ..............................................            (342,650)           (964,103)
     Net transfers (to) from fixed account .............................             578,698              78,571
----------------------------------------------------------------------------------------------------------------

          Net increase in net assets from principal transactions .......           3,467,750           6,253,809
----------------------------------------------------------------------------------------------------------------

               Net increase in net assets ..............................           5,430,110           9,704,434
Net assets, beginning of period ........................................           4,556,498          14,031,580
----------------------------------------------------------------------------------------------------------------

Net assets, end of period ..............................................        $  9,986,608        $ 23,736,014
================================================================================================================

===================================================================================================================================

                                                                                         Janus Aspen Series
                                                                    ---------------------------------------------------------------
                                                                      Aggressive        Worldwide                       Capital
                                                                         Growth           Growth         Balanced      Appreciation
                                                                       Portfolio        Portfolio        Portfolio     Portfolio
===================================================================================================================================
Changes from operations:
     Net investment income (loss) ................................. $    171,928     $   (243,628)    $    286,422     $    (1,797)
     Net realized gain (loss) on sale of investments in
          portfolio shares ........................................      386,728          424,671          407,891          11,911
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares .........................    7,080,176       11,844,797        4,702,529         290,572
-----------------------------------------------------------------------------------------------------------------------------------

          Net increase (decrease) in net assets from operations ...    7,638,832       12,025,840        5,396,842         300,686

Changes from principal transactions:
     Contract purchase payments ...................................    2,541,319        7,077,425        9,665,256         423,543
     Contract redemptions .........................................     (397,854)      (1,026,936)      (1,405,476)        (10,601)
     Net transfers (to) from fixed account ........................      839,802          619,258        2,926,031         574,823
-----------------------------------------------------------------------------------------------------------------------------------

          Net increase in net assets from principal transactions ..    2,983,267        6,669,747       11,185,811         987,765
-----------------------------------------------------------------------------------------------------------------------------------

               Net increase in net assets .........................   10,622,099       18,695,587       16,582,653       1,288,451
Net assets, beginning of period ...................................    4,526,119       14,101,957       14,510,340               0
-----------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period ......................................... $ 15,148,218     $ 32,797,544     $ 31,092,993     $ 1,288,451
===================================================================================================================================


====================================================================================================================================

                                                                                     Merrill Lynch Variable Series Funds, Inc.
                                                                           ---------------------------------------------------------
                                                                              Basic           Global          High         Domestic
                                                                              Value          Strategy        Current        Money
                                                                              Focus           Focus           Income        Market
                                                                              Fund            Fund            Fund          Fund
===================================================================================================================================
Changes from operations:
     Net investment income (loss) ......................................   $   690,299    $    53,889    $   153,073    $   39,137
     Net realized gain (loss) on sale of investments in portfolio shares        (6,726)        (9,522)       (55,124)            0
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................      (134,332)        27,687        (27,280)            0
-----------------------------------------------------------------------------------------------------------------------------------

          Net increase (decrease) in net assets from operations ........       562,693         72,054         70,669        39,137

Changes from principal transactions:
     Contract purchase payments ........................................      1,114,426       106,655        359,410     1,020,687
     Contract redemptions ..............................................       (158,125)      (21,890)       (73,744)     (110,314)
     Net transfers (to) from fixed account .............................       (187,654)      (51,177)      (135,388)     (507,341)
-----------------------------------------------------------------------------------------------------------------------------------

          Net increase in net assets from principal transactions .......        768,647        33,588        150,278       403,032
-----------------------------------------------------------------------------------------------------------------------------------

               Net increase in net assets ..............................     1,331,340        105,642        220,947       442,169
Net assets, beginning of period ........................................     2,520,306        354,500      1,443,283       997,945
-----------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period ..............................................   $ 3,851,646    $   460,142    $ 1,664,230    $1,440,114
===================================================================================================================================

===================================================================================================================================

                                                                                Morgan Stanley                 PBHG Insurance
                                                                             Universal Funds, Inc.            Series Fund, Inc.
                                                                           --------------------------------------------------------
                                                                                             U.S.                      Technology
                                                                             Fixed           Real          Growth          and
                                                                             Income         Estate           II      Communications
                                                                            Portfolio      Portfolio      Portfolio     Portfolio
===================================================================================================================================
Changes from operations:
     Net investment income (loss) ......................................   $    50,371    $    35,496    $    (6,988)  $   (69,699)
     Net realized gain (loss) on sale of investments in portfolio shares       (13,990)       (16,942)        11,405     1,006,192
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................       (72,679)       (46,204)       400,492     6,228,179

          Net increase (decrease) in net assets from operations ........       (36,298)       (27,650)       404,909     7,164,672

Changes from principal transactions:
     Contract purchase payments ........................................       634,154        269,084        162,678     1,824,129
     Contract redemptions ..............................................      (118,652)       (58,208)       (31,695)     (146,246)
     Net transfers (to) from fixed account .............................        99,593        (19,321)        69,837     1,982,037

          Net increase in net assets from principal transactions .......       615,095        191,555        200,820     3,659,920

               Net increase in net assets ..............................       578,797        163,905        605,729    10,824,592
Net assets, beginning of period ........................................       781,911        665,064        319,807     1,548,873

Net assets, end of period ..............................................   $ 1,360,708    $   828,969    $   925,536   $12,373,465
===================================================================================================================================

===================================================================================================================================

                                                                                        Strong
                                                                                        Funds
                                                                                     ------------
                                                                                     Opportunity
                                                                                         Fund
                                                                                          II                Total
======================================================================================================================
Changes from operations:
     Net investment income (loss) ......................................           $    204,803        $  1,788,020
     Net realized gain (loss) on sale of investments in portfolio shares                 15,688           3,069,427
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................                515,792          37,580,409
----------------------------------------------------------------------------------------------------------------------

          Net increase (decrease) in net assets from operations ........                736,283          42,437,856

Changes from principal transactions:
     Contract purchase payments ........................................                967,326          44,839,316
     Contract redemptions ..............................................               (248,785)         (6,126,757)
     Net transfers (to) from fixed account .............................                102,057           7,148,159
----------------------------------------------------------------------------------------------------------------------

          Net increase in net assets from principal transactions .......                820,598          45,860,718
----------------------------------------------------------------------------------------------------------------------

               Net increase in net assets ..............................              1,556,881          88,298,574
Net assets, beginning of period ........................................              1,712,095          76,633,840
----------------------------------------------------------------------------------------------------------------------

Net assets, end of period ..............................................           $  3,268,976        $164,932,414
======================================================================================================================

*For the period May 1, 1999 (commencement of operations) to December 31, 1999
   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT A


                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 1998



====================================================================================================================================

                                                                                         Dreyfus Variable Investment Fund
                                                                                ----------------------------------------------------
                                                                                                       Growth
                                                                                   Capital              and               Small
                                                                                Appreciation           Income              Cap
                                                                                  Portfolio           Portfolio         Portfolio
====================================================================================================================================
Changes from operations:
     Net investment income (loss) ......................................       $    (27,504)       $     17,835        $    22,943
     Net realized gain (loss) on sale of investments in portfolio shares             80,800              (7,622)           (18,401)
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................          1,537,721             124,226            (77,296)
-----------------------------------------------------------------------------------------------------------------------------------

          Net increase (decrease) in net assets from operations ........          1,591,017             134,439            (72,754)

Changes from principal transactions:
     Contract purchase payments ........................................          3,493,049           1,319,418          1,968,291
     Contract redemptions ..............................................           (283,084)            (37,005)           (62,726)
     Net transfers (to) from fixed account .............................            623,341             117,220            224,657
-----------------------------------------------------------------------------------------------------------------------------------

          Net increase in net assets from principal transactions .......          3,833,306           1,399,633          2,130,222
-----------------------------------------------------------------------------------------------------------------------------------

               Net increase in net assets ..............................          5,424,323           1,534,072          2,057,468
Net assets, beginning of period ........................................          3,916,320             560,812          1,070,567
-----------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period ..............................................       $  9,340,643        $  2,094,884        $ 3,128,035
===================================================================================================================================

===================================================================================================================================

                                                                                          Dreyfus Funds
                                                                                --------------------------------
                                                                                  Socially
                                                                                 Responsible             Stock
                                                                                   Growth                Index
                                                                                  Fund, Inc.             Fund
================================================================================================================
Changes from operations:
     Net investment income (loss) ......................................        $    131,953        $     42,191
     Net realized gain (loss) on sale of investments in portfolio shares              33,516             179,958
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................             664,657           1,980,383
----------------------------------------------------------------------------------------------------------------

          Net increase (decrease) in net assets from operations ........             830,126           2,202,532

Changes from principal transactions:
     Contract purchase payments ........................................           1,499,937           6,196,975
     Contract redemptions ..............................................            (122,782)           (315,162)
     Net transfers (to) from fixed account .............................             254,932             722,941
----------------------------------------------------------------------------------------------------------------

          Net increase in net assets from principal transactions .......           1,632,087           6,604,754
----------------------------------------------------------------------------------------------------------------

               Net increase in net assets ..............................           2,462,213           8,807,286
Net assets, beginning of period ........................................           2,094,285           5,224,294
----------------------------------------------------------------------------------------------------------------

Net assets, end of period ..............................................        $  4,556,498        $ 14,031,580
================================================================================================================

====================================================================================================================================

                                                                                         Janus Aspen Series
                                                                    ----------------------------------------------------------------
                                                                                                                           Short-
                                                                      Aggressive        Worldwide                          Term
                                                                         Growth           Growth         Balanced          Bond
                                                                       Portfolio        Portfolio        Portfolio       Portfolio
===================================================================================================================================
Changes from operations:
     Net investment income (loss) ................................. $    (40,580)    $    272,716     $    334,930     $       283
     Net realized gain (loss) on sale of investments in
          portfolio shares ........................................       29,417           94,500           54,985          (7,029)
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares .........................    1,063,481        1,997,580        2,551,784           7,834
-----------------------------------------------------------------------------------------------------------------------------------

          Net increase (decrease) in net assets from operations ...    1,052,318        2,364,796        2,941,699           1,088

Changes from principal transactions:
     Contract purchase payments ...................................    1,211,114        4,957,213        5,335,110           3,730
     Contract redemptions .........................................     (200,425)        (384,734)        (361,309)             (5)
     Net transfers (to) from fixed account ........................      (90,308)         413,880          699,782         (70,939)
-----------------------------------------------------------------------------------------------------------------------------------

          Net increase in net assets from principal transactions ..      920,381        4,986,359        5,673,583         (67,214)
-----------------------------------------------------------------------------------------------------------------------------------

               Net increase in net assets .........................    1,972,699        7,351,155        8,615,282         (66,126)
Net assets, beginning of period ...................................    2,553,420        6,750,802        5,895,058          66,126
-----------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period ......................................... $  4,526,119     $ 14,101,957     $ 14,510,340     $         0
===================================================================================================================================

===================================================================================================================================

                                                                                     Merrill Lynch Variable Series Funds, Inc.
                                                                           --------------------------------------------------------
                                                                              Basic           Global          High        Domestic
                                                                              Value          Strategy        Current       Money
                                                                              Focus           Focus           Income       Market
                                                                              Fund            Fund            Fund          Fund
===================================================================================================================================
Changes from operations:
     Net investment income (loss) ......................................   $   134,217    $    34,716    $   105,219   $    29,208
     Net realized gain (loss) on sale of investments in portfolio shares          (837)        (2,908)       (15,007)            0
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................       (46,659)       (11,851)      (162,254)            0
-----------------------------------------------------------------------------------------------------------------------------------

          Net increase (decrease) in net assets from operations ........        86,721         19,957        (72,042)       29,208

Changes from principal transactions:
     Contract purchase payments ........................................     1,501,132        113,474        720,476     1,401,235
     Contract redemptions ..............................................       (65,000)        (9,043)       (60,276)      (24,217)
     Net transfers (to) from fixed account .............................       (15,754)        (4,752)        40,846    (1,173,203)
-----------------------------------------------------------------------------------------------------------------------------------

          Net increase in net assets from principal transactions .......     1,420,378         99,679        701,046       203,815
-----------------------------------------------------------------------------------------------------------------------------------

               Net increase in net assets ..............................     1,507,099        119,636        629,004       233,023
Net assets, beginning of period ........................................     1,013,207        234,864        814,279       764,922
-----------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period ..............................................   $ 2,520,306    $   354,500    $ 1,443,283   $   997,945
===================================================================================================================================

====================================================================================================================================

                                                                                Morgan Stanley                 PBHG Insurance
                                                                             Universal Funds, Inc.            Series Fund, Inc.
                                                                           ---------------------------   -------------------------
                                                                                             U.S.                      Technology
                                                                             Fixed           Real          Growth         and
                                                                             Income         Estate           II      Communications
                                                                            Portfolio      Portfolio      Portfolio     Portfolio
===================================================================================================================================
Changes from operations:
     Net investment income (loss) ......................................   $    31,152    $    16,236    $    (2,974)  $   (11,977)
     Net realized gain (loss) on sale of investments in portfolio shares         5,008         (4,878)           596         4,399
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................       (13,145)       (64,725)        22,827       337,130

          Net increase (decrease) in net assets from operations ........        23,015        (53,367)        20,449       329,552

Changes from principal transactions:
     Contract purchase payments ........................................       354,893        455,030        121,131       644,581
     Contract redemptions ..............................................        (6,605)       (11,846)        (2,291)      (38,053)
     Net transfers (to) from fixed account .............................       333,864         36,326          5,646        81,794

          Net increase in net assets from principal transactions .......       682,152        479,510        124,486       688,322

               Net increase in net assets ..............................       705,167        426,143        144,935     1,017,874
Net assets, beginning of period ........................................        76,744        238,921        174,872       530,999

Net assets, end of period ..............................................   $   781,911    $   665,064    $   319,807   $ 1,548,873
===================================================================================================================================

=======================================================================================================================

                                                                                        Strong
                                                                                        Funds
                                                                                     ------------
                                                                                     Opportunity
                                                                                         Fund
                                                                                          II                Total
=======================================================================================================================
Changes from operations:
     Net investment income (loss) ......................................           $     80,063        $  1,170,627
     Net realized gain (loss) on sale of investments in portfolio shares                 (3,881)            422,616
     Net change in unrealized appreciation (depreciation) of
          investments in portfolio shares ..............................                 28,800           9,940,493
----------------------------------------------------------------------------------------------------------------------

          Net increase (decrease) in net assets from operations ........                104,982          11,533,736

Changes from principal transactions:
     Contract purchase payments ........................................              1,062,529          32,359,318
     Contract redemptions ..............................................                (24,103)         (2,008,666)
     Net transfers (to) from fixed account .............................                131,106           2,331,379
----------------------------------------------------------------------------------------------------------------------

          Net increase in net assets from principal transactions .......              1,169,532          32,682,031
----------------------------------------------------------------------------------------------------------------------

               Net increase in net assets ..............................              1,274,514          44,215,767
Net assets, beginning of period ........................................                437,581          32,418,073
----------------------------------------------------------------------------------------------------------------------

Net assets, end of period ..............................................           $  1,712,095        $ 76,633,840
======================================================================================================================

The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT A

                          YEAR ENDED DECEMBER 31, 1999


                                                        Basic Contracts

===================================================================================================================================
                                           BT Insurance Funds Trust
                                           ----------------------------------------------------
                                           EAFE              Equity              Small
                                           Equity             500                Cap
                                           Index             Index               Index
                                           Fund*             Fund*               Fund*
 ==================================================================================================================================
Units outstanding, December 31, 1998       0.000              0.000              0.000


Units purchased                            3,810.276          10,331.080         8,647.306

Units redeemed                             0.000                (153.843)        0.000
                                           -----------        -----------        -----------

Units outstanding December 31, 1999        3,810.276          10,177.237         8,647.306
                                           ===========        ===========        ===========
==================================================================================================================================


==================================================================================================================================
                                                   Dreyfus Variable Investment Fund                          Dreyfus Funds
                                           -------------------------------------------------        ------------------------------
                                                                Growth                                Socially
                                             Capital             and               Small            Responsible           Stock
                                          Appreciation          Income              Cap               Growth              Index
                                            Portfolio          Portfolio          Portfolio          Fund, Inc.           Fund
==================================================================================================================================
Units outstanding, December 31, 1998       445,340.210        153,859.242        256,140.224        229,710.625        665,996.241


Units purchased                            217,121.521         79,738.069        153,642.007        128,882.124        306,191.129

Units redeemed                             (25,859.370)       (14,099.071)       (22,151.754)       (14,740.914)       (47,524.806)
                                           -----------        -----------        -----------        -----------        -----------

Units outstanding December 31, 1999        636,602.361        219,498.240        387,630.477        343,851.835        924,662.564
                                           ===========        ===========        ===========        ===========        ===========
==================================================================================================================================

==================================================================================================================================

                                                                    Janus Aspen Series
                                           -------------------------------------------------------------------

                                           Aggressive          Worldwide                              Capital
                                             Growth             Growth            Balanced          Appreciation
                                            Portfolio          Portfolio          Portfolio          Portfolio*
==================================================================================================================================

Units outstanding, December 31, 1998       276,028.214        689,148.869        765,170.784          0.000


Units purchased                            137,108.637        264,930.013        425,009.063         87,758.737

Units redeemed                             (16,579.164)       (43,194.375)       (63,120.272)          (258.188)
                                           -----------        -----------        -----------        -----------

Units outstanding December 31, 1999        396,557.687        910,884.507      1,127,059.575         87,500.549
                                           ===========        ===========        ===========        ===========
===============================================================================================================

===================================================================================================================================

                                                        Merrill Lynch Variable Series Funds, Inc.
                                           --------------------------------------------------------------------

                                              Basic              Global             High             Domestic
                                              Value             Strategy           Current            Money
                                              Focus              Focus             Income             Market
                                              Fund                Fund              Fund              Fund
===============================================================================================================
Units outstanding, December 31, 1997        154,675.988        25,160.717        119,716.657         876,845.270


Units purchased                              59,353.126         6,745.277         29,377.214        873,314.568

Units redeemed                              (19,892.739)       (4,989.056)       (16,923.282)       (529,092.356)
                                           -------------      -------------      -------------      -------------


Units outstanding December 31, 1998         194,136.375        26,916.938        132,170.589       1,221,067.482
                                           =============      =============     =============      =============
==================================================================================================================================

==================================================================================================================================
                                                   Morgan Stanley                                 PBHG Insurance         Strong
                                                Universal Funds, Inc.                            Series Fund, Inc.        Funds
                                           ------------------------------         ------------------------------------------------
                                                                  U.S.                              Technology
                                             Fixed               Real              Growth               and           Opportunity
                                             Income             Estate               II            Communications         Fund
                                            Portfolio          Portfolio          Portfolio          Portfolio             II
==================================================================================================================================
Units outstanding, December 31, 1998        67,599.236         61,094.222         27,306.830        112,549.063        120,817.718


Units purchased                             50,426.949         22,075.300         12,913.485         145,514.537        60,905.113

Units redeemed                             (18,178.763)        (7,198.495)        (2,171.739)        (6,289.018)       (15,318.542)
                                           -------------     ------------      -------------      -------------      -------------

Units outstanding December 31, 1999         99,847.422         75,971.027         38,048.576        251,774.582        166,404.289
                                           =============     ============      =============      =============      =============
==================================================================================================================================

*For the period May 1, 1999 (commencement of operations to december 31, 1999
 The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT A

                          YEAR ENDED DECEMBER 31, 1998


                             Enhanced Contracts

==================================================================================================================================
                                           BT Insurance Funds Trust
                                           --------------------------------------------------
                                           EAFE              Equity              Small
                                           Equity             500                Cap
                                           Index             Index               Index
                                           Fund*             Fund*               Fund*
 ============================================================================================
=============================================================================================
Units outstanding, December 31, 1998       0.000              0.000              0.000


Units purchased                            541.551            757.647            691.364

Units redeemed                             (0.059)            0.000              0.000
                                           -----------        -----------        -----------

Units outstanding December 31, 1999        541.492            757.647            691.364
                                           ===========        ===========        ===========
==================================================================================================================================

==================================================================================================================================

                                                  Dreyfus Variable Investment Fund                      Dreyfus Funds
                                           ----------------------------------------------        ---------------------------
                                                               Growth                             Socially
                                            Capital             and              Small          Responsible         Stock
                                          Appreciation         Income             Cap              Growth           Index
                                            Portfolio         Portfolio        Portfolio         Fund, Inc.          Fund
============================================================================================================================
Units outstanding, December 31, 1998       20,198.098        11,391.202        13,863.364         5,962.423        31,533.165


Units purchased                            31,665.501         4,532.669        16,329.526        53,033.972        35,819.180

Units redeemed                             (2,065.863)       (1,495.579)       (3,606.841)       (1,407.758)       (1,818.671)
                                           ----------        ----------        ----------       ----------       ----------

Units outstanding December 31, 1999        49,797.736        14,428.292        26,586.049        57,588.637        65,533.674
                                          ==========        ==========        ==========        ==========        ==========
==================================================================================================================================

==================================================================================================================================

                                                                   Janus Aspen Series
                                           --------------------------------------------------------------------
                                           Aggressive        Worldwide                            Capital
                                             Growth            Growth          Balanced         Appreciation
                                           Portfolio         Portfolio         Portfolio          Portfolio*
===============================================================================================================
Units outstanding, December 31, 1998         3,311.189       14,225.653        12,092.854        0.000


Units purchased                             20,689.190       84,333.217       193,959.191       10,673.619

Units redeemed                                (856.514)      (3,252.628)       (5,002.829)        (933.747)
                                            ----------        ----------        ----------      -----------

Units outstanding December 31, 1999         23,143.865       95,306.242       201,049.216        9,739.872
                                            ==========       ==========       ===========        ==========
===========================================================================================================

==================================================================================================================================

                                                       Merrill Lynch Variable Series Funds, Inc.
                                           ----------------------------------------------------------------
                                             Basic             Global             High           Domestic
                                             Value            Strategy           Current          Money
                                             Focus             Focus             Income           Market
                                             Fund              Fund               Fund            Fund
===========================================================================================================
Units outstanding, December 31, 1998        7,075.336         1,230.646         3,945.423        15,490.877


Units purchased                             5,615.939           824.733           955.030        26,606.247

Units redeemed                               (249.623)         (403.835)         (815.526)      (14,599.344)
                                            ----------        ----------        ----------       ----------

Units outstanding December 31, 1999         12,441.652         1,651.544        4,084.927        27,497.780
                                            ==========        ==========        ==========       ==========
==================================================================================================================================

==================================================================================================================================

                                                 Morgan Stanley                      PBHG Insurance                 Strong
                                              Universal Funds, Inc.                 Series Fund, Inc.               Funds
                                           ----------------------------        ------------------------------    -----------
                                                                U.S.                             Technology
                                             Fixed              Real             Growth             and          Opportunity
                                            Income             Estate              II          Communications        Fund
                                           Portfolio          Portfolio         Portfolio        Portfolio            II
============================================================================================================================
Units outstanding, December 31, 1998           706.067          365.320           763.702        2,340.838         3,173.858


Units purchased                             22,764.255        2,782.115         2,806.089       23,756.398         8,268.358

Units redeemed                              (1,144.633)        (415.138)         (140.432)        (146.190)         (235.386)
                                           ----------        ----------        ----------        ----------        ---------

Units outstanding December 31, 1999         22,325.689        2,732.297         3,429.359       25,951.046        11,206.830
                                            ==========        ==========        ==========      ==========        =========
============================================================================================================================

*For the period May 1, 1999 (commencement of operations) to December 31, 1999
   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT A
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 1999

(1)  GENERAL
     Annuity Investors Variable Account A (the"Account") is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account was established on May 26, 1995 and commenced operations on December 7, 1995 as a segregated investment account for individual and group variable annuity contracts which are registered under the Securities Act of 1933. The operations of the Account are included in the operations of Annuity Investors Life Insurance Company (the "Company") pursuant to the provisions of the Ohio Insurance Code. The Company is an indirect wholly owned subsidiary of American Annuity Group, Inc., ("AAG"), a publicly traded insurance holding company listed on the New York Stock Exchange. The Company is licensed in 47 states.

     At December 31, 1999, the following investment options were available:

                  BT Insurance Funds Trust:
o        EAFE Equity Index Fund
o        Equity 500 Index Fund
o        Small Cap Index Fund
                  The Dreyfus Variable Investment Fund:
o        Capital Appreciation Portfolio
o        Growth and Income Portfolio
o        Small Cap Portfolio
                  Dreyfus Funds:
o        Socially Responsible Growth Fund, Inc.
o        Stock Index Fund
                  Janus Aspen Series:
o        Aggressive Growth Portfolio
o        Worldwide Growth Portfolio
o        Balanced Portfolio
o        Capital Appreciation Portfolio
                  Merrill Lynch Variable Series Funds, Inc.:
o        Domestic Money Market Fund
o        Basic Value Focus Fund
o        Global Strategy Focus Fund
o        High Current Income Fund
                  Morgan Stanley Dean Witter Universal Funds, Inc.:
o        Fixed Income Portfolio
o        U.S. Real Estate Portfolio
                  PBHG Insurance Series Fund, Inc.:
o        Growth II Portfolio
o        Technology & Communications Portfolio
                  Strong Funds:
o        Opportunity Fund II

The following variable sub-accounts were added to the account on May 1, 1999: BT Insurance Funds Trust EAFE Equity Index Fund, Equity 500 Index Fund, Small Cap Index Fund; Janus Aspen Series Capital Appreciation Portfolio. No variable sub-accounts were deleted from the account in 1999.

                      ANNUITY INVESTORS VARIABLE ACCOUNT A
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                December 31, 1999

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Basis of Presentation

     The preparation of financial statements in conformity with accounting principles generally accepted in the united states requires management to make estimates and assumptions that affect the amount reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates.

     Investments

     Investments are valued using the net asset value of the respective portfolios at the end of each business day of the New York Stock Exchange, with the exception of business holidays. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). The cost of investments sold is determined on a first-in, first out basis. The Account does not hold any investments which are restricted as to resale. Net investment income (loss), net realized gain (loss) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contrac's pro rata share of the assets of the Account as of the beginning of the valuation date.

     Federal Income Taxes

     No provision for federal income taxes has been made in the accompanying financial statements because the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under Subchapter L of the Internal Revenue Code. Net investment income (loss) and realized gains (losses) will be retained in the Account and will not be taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

    Net Assets Attributeable to Variable Annuity Contract Holders

     The variable annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (loss), net realized gain
     (loss) and  unrealized appreciation (depreciation) on investments.

                      ANNUITY INVESTORS VARIABLE ACCOUNT A
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                December 31, 1999

(3)  PURCHASE AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

     The aggregate cost of purchases and proceeds from sales of investments in all portfolio shares for the year ended December 31, 1999 is as follows:

                                                                 1999
                                                           ---------------
                                                                      Proceeds
                                                       Cost of          from
                                                      Purchases         Sales

BT Insurance Funds Trust:
     EAFE Equity Index Fund                        $     48,394    $        748
     Equity 500 Index Fund                              110,960           2,377
     Small Cap Index Fund                               263,022         173,576
The Dreyfus Variable Investment Fund:
     Capital Appreciation Portfolio                   5,306,728         715,446
     Growth and Income Portfolio                      1,294,121         307,280
     Small Cap Portfolio                              2,117,717         451,288
Dreyfus Funds:
     Socially Responsible Growth Fund, Inc.           4,075,787         363,342
     Stock Index Fund                                 7,501,323       1,088,686
Janus Aspen Series:
     Aggressive Growth Portfolio                      3,819,600         664,405
     Worldwide Growth Portfolio                       7,260,011         833,892
     Balanced Portfolio                              12,453,668         981,435
     Capital Appreciation Portfolio                   1,275,107         289,139
Merrill Lynch Variable Series Funds, Inc.:
     Basic Value Focus Fund                           1,768,304         309,358
     Global Strategy Focus Fund                         189,812         102,335
     High Current Income Fund                           609,776         306,426
     Domestic Money Market Fund                       3,002,442       2,560,273
Morgan Stanley Dean Witter Universal Funds, Inc.:
     Fixed Income Portfolio                           1,050,751         385,286
     U.S. Real Estate Portfolio                         325,368          98,317
PBHG Insurance Series Fund, Inc.:
     Growth II Portfolio                                242,849          49,017
     Technology & Communications Portfolio            5,356,348       1,766,127
Strong Funds:
     Opportunity Fund II                              1,344,748         319,348
                                                      ---------        --------
           Total                                   $ 59,416,836    $ 11,768,101
                                                     ==========      ==========

                                       ANNUITY INVESTORS VARIABLE ACCOUNT A
                                     NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                                 December 31, 1999


(4)  DEDUCTIONS AND EXPENSES

     Although periodic annuitization payments to contract owners vary according to the investment performance of the sub-accounts, such payments are not affected by mortality or expense experience because the Company assumes the mortality risk and expense risk under the contracts.

     The mortality risk assumed by the Company results from the life annuity payment ption in the contracts, in which the Company agrees to make annuity payments regardless of how long a particular annuitant or the other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

     The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. Under the Basic Contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. This fee is equal on an annual basis to 1.25% of the daily value of the total investments of the Account. These fees aggregated $1,398,650 for the year ended December 31, 1999.

     In connection with certain contracts in which the Company incurs reduced sales and servicing expenses, such as contracts offered to active employees of the Company or any of its subsidiaries and/or affiliates, the Company may offer an Enhanced Contract. Under the Enhanced Contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. This fee is equal on an annual basis to 0.95% of the daily value of the total investments of the Account. These fees aggregated $91,633 for the year ended December 31, 1999.

     Pursuant to an administrative agreement between AAG and the Company, AAG subsidiaries provide sales and administrative services to the Company and the Account. The Company may deduct a percentage of purchase payments surrendered to cover sales expenses. The percentage decreases to 0% from a maximum of 7.0% based upon the number of years the purchase payment has been held.

     In addition, the Company may deduct units from ontracts annually and upon full surrender to cover a administrative fee of $25 These xpenses totaled $112,132 for the year ended December 31, 1999.

(5)  OTHER TRANSACTIONS WITH AFFILIATES

     AAG Securities, Inc., an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company.

                      ANNUITY INVESTORS VARIABLE ACCOUNT A
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                December 31, 1999

(6)  NET ASSETS

     The following is a  reconciliation  of net assets at December 31, 1999:

                                                                       1999

     Proceeds from the sales of units since organization,
         less cost of units redeemed                             $ 108,507,791
     Undistributed net investment income                             3,416,421
     Undistributed net realized gains on sale of investments         3,548,649
     Net unrealized appreciation of investments                     49,459,553
                                                                   -----------
     Net assets, end of period                                   $ 164,932,414
                                                                   ===========

The Financial Statements of the following investment companies ("Registrant") are made a part hereof and incorporated herein:

Registrant                                          1940 Act Number

Bankers Trust Company                                   811-07507
         EAFE (R) Equity Index Fund
         Equity 500 Index Fund
         Small Cap Index Fund

Janus Aspen Series                                      811-07736
         Aggressive Growth Portfolio
         Capital Appreciation Portfolio
         Worldwide Growth Portfolio
         Balanced Portfolio

Dreyfus Corporation                                     811-05125
         Dreyfus Variable Investment Fund
                  Capital Appreciation Portfolio
                  Growth and Income Portfolio
                  Small Cap Portfolio

The Dreyfus Socially Responsible Growth Fund, Inc       811-07044

Dreyfus Stock Index Fund                                811-05179

Merrill Lynch Variable Series Fund, Inc.
         Basic Value Focus Fund
         Domestic Money Market
         Global Strategy Focus Fund
         High Current Income Fund

PBHG Insurance Series Fund, Inc                         811-08009
         PBHG Growth II Portfolio
         PBHG Technology & Communications Portfolio

Strong Opportunity Fund II, Inc.                        811-06552

Morgan Stanley Dean Witter Universal Funds, Inc.        811-07607
         U.S. Real Estate Portfolio
         Fixed Income Portfolio

Annuity Investors Life Insurance Company(R)
P.O. Box 5423
Cincinnati, Ohio 45201-5423
1-800-789-6771




























This report is for the information of the contract owners and participants of the Annuity Investors Life Insurance Company and the Annuity Investors Variable Account A. It is authorized for distribution to other persons only when preceded or accompanied by a current prospectus which contains complete information, including charges and expenses.


3244                                                   (2/2000)